Related Party Transactions (Details Textual)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)
Related Party Transactions (Textual)
Interest rate		3.00%	3.00%	4.75%
Consulting services				$ 222,246
Cash withdrew from HK bank	$ 100,067
EE Square Japan (("EESQUARE") [Member]
Related Party Transactions (Textual)
Rental fee, per month		$ 920
Maturity date		Mar. 04, 2021	Mar. 04, 2021
EE Square Japan (("EESQUARE") [Member] | JAPAN [Member]
Related Party Transactions (Textual)
Rental fee, per month | ¥			¥ 100,000
WWI [Member]
Related Party Transactions (Textual)
Rental fee, per month		$ 450
Lease agreement, description		Aircom Hong Kong has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. Aircom Hong Kong has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of HKD 30,000 ($3,829). The lease term is from June 28, 2018 to June 27, 2020.	Aircom Hong Kong has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. Aircom Hong Kong has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of HKD 30,000 ($3,829). The lease term is from June 28, 2018 to June 27, 2020.